Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					6 Months Ended
	Jun. 17, 2021	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.00		$ 10.00
Proceeds from issuance of IPO					$ 275,000,000
Deferred underwriting commissions noncurrent		$ 9,600,000			9,625,000
Proceeds from issuance of private placement					8,000,000
Payment to acquire restricted investments		$ 275,000,000.0			$ 275,000,000
Restricted investments term		185 days		185 days
Percentage of public shares to be redeemed on non completion of business combination				100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO				24 months	24 months
Dissolution Expense				$ 100,000	$ 100,000
Minimum share price of the residual assets remaining available for distribution				$ 10.00	$ 10.00
Amount available in operating bank account					$ 460,000
Working Capital					1,200,000
Proposed Business Combination [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock conversion basis	one
Common stock par or stated value per share	$ 0.0001
Proposed Business Combination [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member] | Warrant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right number of securites called by each warrant or right	1
Exercise price of warrant	$ 11.50
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from unsecured and non-interest bearing promissory note					112,000
Due to related parties current					0
Founder Shares [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock					$ 25,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account				80.00%	80.00%
Net tangible assets required for consummation of business combination				$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent				15.00%	15.00%
Minimum [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired				50.00%	50.00%
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs		$ 11,000
Class of warrants and rights issued during the period		5,333,333		4,866,667
Class of warrants and rights issued, price per warrant		$ 1.50		$ 1.50
Proceeds from issuance of private placement		$ 8,000,000.0		$ 7,300,000
Exercise price of warrant				$ 0.10	$ 0.10
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			3,600,000	3,600,000
Offering costs		15,800,000
Deferred underwriting commissions noncurrent		$ 9,600,000		$ 8,400,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		3,500,000
Deferred underwriting commissions noncurrent				$ 9,700,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period				5,346,667
Proceeds from issuance of private placement				$ 8,000,000.0
Class A Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock conversion basis		one-fifth of one		one-fifth of one
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right number of securites called by each warrant or right				1	1
Exercise price of warrant				$ 11.50	$ 11.50
Class A Ordinary Shares [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		27,500,000		24,000,000
Share price		$ 10.00		$ 10.00
Proceeds from issuance of IPO		$ 275,000,000.0
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		3,500,000		27,600,000
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.00	$ 10.00